Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit/(loss) for the period	$ 32,789	$ 679,620
Adjustments for:	247,711	(392,766)
Depreciation of tangible assets	162,767	80,529
Amortisation of intangible assets	1,602	1,348
Impairment losses (reversals)	3,573	0
Provisions	(149)	(163)
Income tax (benefits)/expenses	2,840	4,364
Share of profit of equity-accounted investees, net of tax	(1,571)	(2,570)
Net finance expense	182,440	45,980
(Gain)/loss on disposal of assets	(103,791)	(502,547)
(Gain)/loss on disposal of subsidiaries	0	(19,707)
Changes in working capital requirements	(63,149)	12,767
Change in cash guarantees	(2,736)	(44,494)
Change in inventory	(7,860)	757
Change in receivables from contracts with customers	5,156	45,353
Change in accrued income	(4,044)	3,770
Change in deferred charges	(44,064)	4,002
Change in other receivables	17,102	8,356
Change in trade payables	37,373	3,331
Change in accrued payroll	518	(865)
Change in accrued expenses	(43,814)	(15,216)
Change in deferred income	10,868	1,735
Change in other payables	(31,648)	6,038
Income taxes paid during the period	(1,296)	(4,253)
Interest paid	(146,037)	(54,637)
Interest received	3,080	13,910
Dividends received from other investments	4,276	0
Net cash from (used in) operating activities	77,374	254,641
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction	(547,113)	(444,570)
Proceeds from the sale of vessels	262,974	1,511,765
Acquisition of other tangible assets	(828)	(3,077)
Acquisition of intangible assets	(1,343)	(386)
Proceeds from the sale of other (in)tangible assets	0	2,000
Net cash on deconsolidation / sale of subsidiaries	0	822
Investments in other companies	0	(45,000)
Loans from (to) related parties	(1,331)	0
Repayment of loans from related parties	0	(79,930)
Acquisition of a subsidiary, net of cash acquired	(1,098,897)	(1,149,886)
Lease payments received from finance leases	933	782
Net cash from (used in) investing activities	(1,385,605)	(207,480)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares	0	(126,913)
Proceeds from new borrowings	2,474,701	1,365,022
Repayment of borrowings	(703,016)	(206,701)
Repayment of lease liabilities	(9,686)	(32,291)
Repayment of commercial paper	(142,007)	(213,545)
Repayment of sale and leaseback	(29,888)	(8,902)
Transaction costs related to issue of loans and borrowings	(23,128)	(4,477)
Dividends paid	(5,395)	(903,331)
Acquisition of non-controlling interest	(137,066)	0
Net cash from (used in) financing activities	1,424,516	(131,138)
Net increase (decrease) in cash and cash equivalents	116,285	(83,977)
Net cash and cash equivalents at the beginning of the period	38,869	429,370
Effect of changes in exchange rates	(106)	(1,494)
Net cash and cash equivalents at the end of the period	$ 155,048	$ 343,899